As filed with the Securities and Exchange Commission on October 31, 2012

Securities Act File No. 333-184242

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

(Check appropriate box or boxes)

PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (800) 977-2947

Anthony Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

COPIES TO:

Benjamin Doherty, Esq.

JPMorgan Chase Bank, N.A.

70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on November 5, 2012, or as soon as possible after such date.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

Praxis Mutual Funds (the “Registrant”) filed a Registration Statement on Form N-14 (the “Registration Statement”) (File No. 333-184242) on October 2, 2012, in connection with the reorganization of the Praxis Core Stock Fund into the Praxis Growth Index Fund, both series of the Registrant.

This Pre-Effective Amendment No. 1 to the Registration Statement (the “Pre-Effective Amendment No. 1”) is being filed for the sole purpose of designating November 5, 2012, or as soon as possible after such date, as the new effective date upon which the Registration Statement shall become effective.

This Pre-Effective Amendment No. 1 incorporates by reference the information contained in Parts A, B and C of the Registration Statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Goshen and State of Indiana, on the 31st day of October, 2012.

Praxis Mutual Funds	By: /s/ David Gautsche
Registrant	David Gautsche, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and the 31st day of October, 2012.

SIGNATURE	TITLE

/s/ David Gautsche	President
David Gautsche

/s/ Trent Statczar	Treasurer
Trent Statczar
(Principal Financial Officer)

*	Trustee
Larry Miller

*	Chairman and Trustee
Howard L. Brenneman

*	Trustee
Don Weaver

*	Trustee
Karen Klassen Harder

*	Trustee
Donald E. Showalter

*	Trustee
Bruce Harder

*	Trustee
R. Clair Sauder

*	Trustee
Candace L. Smith

* By:

/s/ Anthony H. Zacharski
Anthony H. Zacharski
Attorney-in-fact

* Pursuant to Power of Attorney filed with Form N-14 filing, SEC Accession No. 0001144204-12-054269, made on October 2, 2012.